Investments (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Narrative [Line Items]
Proceeds From Sale Of Available For Sale Securities Sold At Loss	$ 476,600,000	$ 622,400,000	$ 687,800,000
Percentage Of Total Gross Unrealized Losses	100.00%	100.00%
Mortgage Loan Percent Of Cash And Invested Assets	3.80%	3.80%
Impaired Financing Receivable, Interest Income, Accrual Method	1,048,000	820,000
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	20,300,000	15,600,000
Policy Loans Percent Of Cash And Invested Assets	4.90%	5.30%
Funds Withheld At Interest Percent Of Cash And Invested Assets	20.90%	23.40%
Other Invested Assets Percent Of Cash And Invested Assets	3.90%	3.10%
Funds Held Under Reinsurance Agreements Asset Specific Client	3,700,000,000
Funds Withheld At Interest Investment Yield	6.87%	7.20%	7.69%
Equity Securities Continuous Unrealized Loss Position Greater Than 20 Percent Greater Than 12 Months Aggregate Losses	500,000	1,800,000
Non-Income Producing Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Amortized Cost Basis	86,200,000	45,300,000
Available-for-sale Securities, Fair Value Disclosure	79,700,000	41,200,000
Collateral Fixed Maturity Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Amortized Cost Basis	29,000,000	46,900,000
Available-for-sale Securities, Fair Value Disclosure	32,600,000	48,200,000
Canadian Province Of Onatio Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,171,200,000	959,500,000
Canadian Province Of Quebec Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,107,700,000	871,600,000
Investment Grade Securities [Member]
Investment Narrative [Line Items]
Percentage Of Total Gross Unrealized Losses	65.30%	66.10%
Below Investment Grade Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Amortized Cost Basis	811,300,000	786,900,000
Available-for-sale Securities, Fair Value Disclosure	734,900,000	712,100,000
Asset And Mortgage Backed Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	$ 68,600,000	$ 94,000,000